CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net loss for the year	$ (114,276)	$ (4,923)
Items that will not be subsequently reclassified to net loss:
Unrealized loss on fair value of investments in marketable securities, net of tax	(10,333)	(12,456)
Realized gain (loss) on investments in marketable securities, net of tax	482	(1,439)
Remeasurement of retirement benefit plan	312	95
Other comprehensive loss	(9,539)	(13,800)
Total comprehensive loss	$ (123,815)	$ (18,723)